ROBIN S. YONIS
Vice President
General Counsel
Office: (949) 219-6767
Fax: (949) 219-3706
Email: Robin.Yonis@pacificlife.com
July 3, 2007
VIA ELECTRONIC SUBMISSION
U.S. Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549
Re: Pacific Life Funds (333-61366, 811-10385)
Dear Ladies and Gentlemen:
Pursuant to Rule 497(j) under the Securities Act of 1933 (“1933 Act”), as amended, we hereby certify on behalf of Pacific Life Funds (“Fund”) prospectus dated July 1, 2007 does not differ from the version contained in the Fund’s Post Effective Amendment No. 54 on Form N-1A which was filed electronically with the Commission on June 28, 2007 (Accession #0000892569-07-000877).
Sincerely,
/s/ Robin S. Yonis
cc: Douglas P. Dick, Esq., Dechert LLP

PACIFIC LIFE FUNDS
P.O. Box 7078, Pasadena, California 91109-7078 Tel (800) 722-2333
Securities Offered Through Pacific Select Distributors, Inc., Member NASD & SIPC